Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net loss for the period	$ (7,359)	$ (6,411)
Reversal of finance income	(405)	(3,039)
Reversal of finance expense	519	1,629
Reversal of tax charge	(420)	(387)
Tax credit schemes accounted for as grants	0	(2)
Share-based compensation	203	97
Depreciation	304	300
Changes in working capital:
Receivables	51	136
Prepayments	(280)	(687)
Contract liabilities	(35)	(22)
Trade payables, accrued expenses and other payables	(928)	(223)
Exchange rate translation effects on working capital	52	25
Cash flow used in operations	(8,298)	(8,584)
Interest received	57	109
Interest paid	(22)	(25)
Income taxes received	0	776
Net cash used in operating activities	(8,263)	(7,724)
Investing activities:
Payment of non-current financial assets – leasehold deposits	(4)	(3)
Net cash used in investing activities	(4)	(3)
Financing activities:
Proceeds from issuance of shares and exercise of warrants	0	16,071
Repayment of borrowings	(285)	(308)
Leasing installments	(184)	(170)
Net cash (used in)/ provided by financing activities	(469)	15,593
Net (decrease)/ increase in cash and cash equivalents	(8,736)	7,866
Cash and cash equivalents at January 1	23,234	5,952
Exchange rate adjustments on cash and cash equivalents	(498)	928
Cash and cash equivalents at June 30	$ 14,000	$ 14,746